LEASES - Lease obligations (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Aug. 10, 2022
LEASES
Beginning balance	$ 29,021,056	$ 7,473,807
Additions during the year		22,645,828
Foreign currency translation adjustment related to Clinic Operations		(180,793)
Payments during the period related to Clinic Operations		(2,009,586)
Interest expense during the period related to Clinic Operations		1,091,800
Less amounts due within one year		(2,306,823)
Ending balance		29,021,056
Long-term balance As of March 31. 2022		26,714,233
Spin Out of Clinical Operations to Field Trip H & W
LEASES
Beginning balance	29,021,056
Foreign currency translation adjustment related to Clinic Operations	1,176,263
Payments during the period related to Clinic Operations	(1,480,269)
Interest expense during the period related to Clinic Operations	583,849
Less amounts due within one year			$ (2,629,171)
Liabilities directly associated with the assets held for transfer related to spinout of Clinic Operations	$ (29,300,899)
Ending balance		$ 29,021,056
Long-term balance As of March 31. 2022			$ 26,671,728